Property and equipment - Changes in property and equipment (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment [abstract]
Transferred from assets under construction	₩ 18,748	₩ 56,575